Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Management Fee Agreement. In January 2014, we paid a quarterly management fee of $6.25 million to our private equity investors (affiliates of Apollo, Riverstone Holdings LLC, Access Industries and Korea National Oil Corporation, collectively the Sponsors).  We recorded this fee in general and administrative expense.  Our Management Fee Agreement with the Sponsors, including the obligation to pay the quarterly management fee, terminated automatically in accordance with its terms upon the closing of our parent’s initial public offering in January 2014.
Affiliate Supply Agreement.  For the quarter ended March 31, 2015, we have recorded approximately $7 million in capital expenditures for amounts provided under two supply agreements entered into with an Apollo affiliate to provide certain fracturing materials for our Eagle Ford drilling operations.
Cash Management Agreement. On March 26, 2014, we entered into a cash management agreement with our parent, EP Energy Corporation (our parent), where we will provide cash management services and provide funds for its expenditures.  All funds advanced pursuant to this agreement will be considered interest-bearing loans payable on demand.  Interest will be paid on the net cumulative daily balance using one-month LIBOR plus an applicable LIBOR loan margin.
Contribution from Parent.  During the first quarter of 2015, we received a cash contribution from our parent of $20 million. Subsequent to our parent’s initial public offering in 2014, they contributed $186 million in cash to us.
Taxes. We are party to a tax accrual policy with our parent whereby our parent files U.S. and certain state tax returns on our behalf. At March 31, 2015, we had federal income tax payable due to parent of $5 million. For the quarter ended March 31, 2014, we were a partnership not subject to federal and state income taxes.

10.  Related Party Transactions

Transaction Fee Agreement. Following the Acquisition, we were subject to a transaction fee agreement with certain of our Sponsors (the Service Providers) for the provision of certain structuring, financial, investment banking and other similar advisory services. At the time of the Acquisition, we paid one-time transaction fees of $71.5 million (recorded as general and administrative expense in our consolidated income statement) to the Service Providers in the aggregate in exchange for services rendered in connection with structuring, arranging the financing and performing other services. On December 20, 2013, the Transaction Fee Agreement was amended and restated in its entirety pursuant to which the requirement to pay an additional transaction fee to the Service Providers under the agreement was eliminated (and, as described below, an additional fee became payable under the amended and restated Management Fee Agreement). The amended and restated Transaction Fee Agreement terminated automatically in accordance with its terms upon the closing of our parent’s initial public offering.

Management Fee Agreement. In January 2014, we paid a quarterly management fee of $6.25 million to our private equity investors (affiliates of Apollo Management LLC (Apollo), Riverstone Holdings LLC, Access Industries and Korea National Oil Corporation, collectively the Sponsors). We recorded this fee in general administrative expense. The amended and restated Management Fee Agreement, including the obligation to pay the quarterly management fee, terminated automatically in accordance with its terms upon the closing of our parent’s initial public offering.

Affiliate Supply Agreement.  For the year ended December 31, 2014, we have recorded approximately $112 million in capital expenditures for amounts provided under two supply agreements to provide certain fracturing materials for our Eagle Ford drilling operations.

Cash Management Agreement. On March 26, 2014, we entered into a cash management agreement with our parent, EP Energy Corporation (our parent), where we will provide cash management services and provide funds for its expenditures.  All funds advanced pursuant to this agreement will be considered interest-bearing loans payable on demand.  Interest will be paid on the net cumulative daily balance using one-month LIBOR plus an applicable LIBOR loan margin.

Contribution from Parent.  Subsequent to our parent’s initial public offering, they contributed $186 million in cash to us.

Distributions.  In 2014, we made a non-cash distribution to our parent of approximately $20 million.  In 2013, we made a leveraged distribution of approximately $200 million to our member.

Related Party Transactions Prior to the Acquisition. At the time of the Acquisition, El Paso made total contributions of approximately $1.5 billion to the predecessor including a non-cash contribution of approximately $0.5 billion to satisfy its then current and deferred income tax balances and a cash contribution to facilitate repayment of approximately $960 million of then outstanding debt of the predecessor under its revolving credit facility. Additionally, prior to the completion of the Acquisition, the predecessor entered into transactions during the ordinary course of conducting its business with affiliates of El Paso, primarily related to the sale, transportation and hedging of its oil, natural gas and NGLs production.

The agreements noted below ceased on the date of Acquisition and included the following services:

•General. El Paso billed the predecessor directly for certain general and administrative costs and allocated a portion of its general and administrative costs. The allocation was based on the estimated level of resources devoted to its operations and the relative size of its earnings before interest and taxes, gross property and payroll. These expenses were primarily related to management, legal, financial, tax, consultative, administrative and other services, including employee benefits, pension benefits, annual incentive bonuses, rent, insurance, and information technology. El Paso also billed the predecessor directly for compensation expense related to certain stock-based compensation awards granted directly to the predecessor’s employees, and allocated to the predecessor a proportionate share of El Paso’s corporate compensation expense.  Compensation cost associated with the acceleration of vesting as a result of the merger between El Paso and KMI was assumed by El Paso and KMI and is not reflected in the predecessor financial statements.

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Pension and Retirement Benefits.  El Paso maintained a primary pension plan, the El Paso Corporation Pension Plan, a defined benefit plan covering substantially all of our employees prior to the Acquisition and providing benefits under a cash balance formula. El Paso also maintained a defined contribution plan covering all of our employees prior to the Acquisition. El Paso matched 75% of participant basic contributions up to 6 percent of eligible compensation and made additional discretionary matching contributions. El Paso was responsible for benefits accrued under these plans and allocated related costs.

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Other Post-Retirement Benefits.  El Paso provided limited post-retirement life insurance benefits for current and retired employees prior to the Acquisition. El Paso was responsible for benefits accrued under its plan and allocated the related costs to its affiliates.

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Marketing. Prior to the completion of the Acquisition, the predecessor sold natural gas primarily to El Paso Marketing at spot market prices. The predecessor was also a party to a hedging contract with El Paso Marketing. Realized gains and losses on these hedges were included in operating revenues.

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Transportation and Related Services. Prior to the completion of the Acquisition, the predecessor contracted for services with El Paso’s regulated interstate pipelines that provided transportation and related services for natural gas production.

The following table shows revenues and charges to/from affiliates for the following predecessor period (in millions):

January 1 to May 24, 2012

Operating revenues	$143
Operating expenses	44
Reimbursements of operating expenses	—

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Income Taxes.  Prior to the Acquisition, El Paso filed consolidated U.S. federal and certain state tax returns which included the predecessor’s taxable income. See Note 3 for additional information on income tax related matters.

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Cash Management Program. Prior to the Acquisition, our predecessor participated in El Paso’s cash management program which matched short-term cash surpluses and needs of its participating affiliates, thus minimizing total borrowings from outside sources.